Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current			$ 88,179
Deferred	(77,649)	124,058	197,892
(Credit)/Provision for income taxes	$ (77,649)	$ 124,058	$ 286,071